UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21216

Nuveen Massachusetts AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Massachusetts AMT-Free Municipal Income Fund (NGX)
	February 28, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 159.0% (100.0% of Total Investments)
	Education and Civic Organizations – 31.2% (19.6% of Total Investments)
$ 1,700	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	$ 1,845,843
	5.000%, 7/01/38
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond
	Trust 1163:
395	17.464%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	464,311
120	17.361%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	141,030
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1,	10/15 at 100.00	A1	1,182,330
	5.000%, 10/01/39 – AMBAC Insured
650	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University Issue Series B-1	7/21 at 100.00	AA–	701,857
	and B-2, 5.250%, 7/01/33 – AGM Insured
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012,	No Opt. Call	A2	593,164
	5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
250	5.000%, 3/01/39	3/24 at 100.00	A2	264,423
200	5.000%, 3/01/44	3/24 at 100.00	A2	209,712
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	No Opt. Call	BBB+	515,755
	5.250%, 10/01/39
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	625,944
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
465	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	481,452
	Series 2012, 5.000%, 9/01/50
1,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	1,160,500
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA–	3,071,877
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A2	262,813
	University, Series 2010A, 4.875%, 10/01/35
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin	No Opt. Call	BBB	71,805
	Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project,
	Series 2012, 5.000%, 10/01/42
10,920	Total Education and Civic Organizations			11,592,816
	Health Care – 26.7% (16.8% of Total Investments)
470	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	489,566
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated	7/22 at 100.00	A	1,033,690
	Group, Series 2012, 5.000%, 7/01/31
360	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	375,070
	Issue, Series 2014F, 5.750%, 7/15/43
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/21 at 100.00	AA	1,063,350
	2012L, 5.000%, 7/01/36
520	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A	540,426
	Group Issue, Series 2013F, 5.000%, 7/01/37
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series	7/23 at 100.00	BBB+	1,008,850
	2013G, 5.000%, 7/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA–	517,595
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
480	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A	534,264
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A	665,976
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A	1,657,635
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/28 – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	1,031,070
	Institute, Series 2008K, 5.000%, 12/01/37
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	574,622
	Medical Center, Series 2007E, 5.000%, 7/15/32
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	200,004
	Project, Series 2005D, 5.250%, 7/01/30
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB+	250,175
	Health Care, Series 2005D, 5.000%, 7/01/33
9,465	Total Health Care			9,942,293
	Housing/Multifamily – 8.8% (5.6% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA–	554,230
	4/01/20 – AGM Insured
725	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	732,953
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	6/14 at 100.00	AA–	2,000,960
3,225	Total Housing/Multifamily			3,288,143
	Industrials – 8.0% (5.0% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	8/14 at 100.00	A	1,476,106
1,500	5.125%, 2/01/34 – NPFG Insured	8/14 at 100.00	A	1,500,525
2,975	Total Industrials			2,976,631
	Long-Term Care – 0.8% (0.5% of Total Investments)
285	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	289,004
	5.250%, 1/01/26
	Tax Obligation/General – 15.9% (10.0% of Total Investments)
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	AA+	1,835,310
	8/01/21 – AGM Insured
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013,	1/23 at 100.00	AA+	1,032,060
	4.000%, 1/15/30
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	7/14 at 101.00	Aa2	1,753,422
	FGIC Insured
1,200	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 –	5/22 at 100.00	Aa2	1,306,464
	AMBAC Insured
5,405	Total Tax Obligation/General			5,927,256
	Tax Obligation/Limited – 26.2% (16.4% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
500	5.250%, 1/01/36	1/22 at 100.00	A	513,705
75	5.125%, 1/01/42	1/22 at 100.00	A	76,205
400	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	404,760
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/14 at 100.00	A–	3,010,620
	AMBAC Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,080,220
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%,	5/18 at 100.00	AA	811,635
	5/01/33 – AGC Insured
625	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	683,063
	2013A, 5.000%, 5/15/38
975	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B,	No Opt. Call	AA+	1,066,348
	5.000%, 10/15/35
300	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	349,650
	1/01/20 – FGIC Insured
855	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A,	6/21 at 100.00	AAA	934,524
	5.000%, 6/01/38
800	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	808,592
	2012A, 5.000%, 10/01/32
9,280	Total Tax Obligation/Limited			9,739,322
	Transportation – 4.1% (2.6% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	425,884
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,092,150
1,400	Total Transportation			1,518,034
	U.S. Guaranteed – 14.0% (8.8% of Total Investments) (5)
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31	8/16 at 100.00	AA+ (5)	1,669,560
	(Pre-refunded 8/01/16) – AMBAC Insured
1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2005C, 5.000%, 9/01/22	9/15 at 100.00	Aaa	1,341,200
	(Pre-refunded 9/01/15)
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA (5)	2,216,120
	2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured
4,890	Total U.S. Guaranteed			5,226,880
	Utilities – 9.5% (6.0% of Total Investments)
1,710	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,753,827
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal	7/23 at 100.00	A1	1,384,935
	Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
440	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	413,789
	Energy Project, Series 2012B, 4.875%, 11/01/42
3,415	Total Utilities			3,552,551
	Water and Sewer – 13.8% (8.7% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	6/14 at 100.00	A1	1,906,403
	12/01/32 – NPFG Insured
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	614,550
	4.375%, 8/01/31 (UB)
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,212,060
	8/01/19 – AGM Insured
125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	125,126
720	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	788,825
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	A+	502,410
	5.000%, 7/01/16 – NPFG Insured
4,840	Total Water and Sewer			5,149,374
$ 56,100	Total Long-Term Investments (cost $58,066,243)			59,202,304
	Floating Rate Obligations – (0.9)%			(340,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (59.3)% (6)			(22,075,000)
	Other Assets Less Liabilities – 1.2%			436,113
	Net Assets Applicable to Common Shares – 100%			$ 37,223,417

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$59,202,304	$ —	$59,202,304

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2014, the cost of investments was $57,716,016.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation	$1,826,308
Depreciation	(679,994)
Net unrealized appreciation (depreciation) of investments	$1,146,314

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.3%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2014